Quarterly Holdings Report
for
Fidelity® Short Duration High Income Fund
January 31, 2022
SDH-NPRT3-0422
1.969440.108
Corporate Bonds - 88.1%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.5%
Broadcasting - 0.4%
DISH Network Corp. 2.375% 3/15/24	510,000	488,420
Energy - 0.1%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	26,231	82,365
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	15,159	52,602
		134,967
TOTAL CONVERTIBLE BONDS		623,387
Nonconvertible Bonds - 87.6%
Aerospace - 2.5%
Bombardier, Inc.:
6% 2/15/28 (d)	125,000	121,015
7.125% 6/15/26 (d)	165,000	167,792
7.5% 3/15/25 (d)	710,000	718,875
Spirit Aerosystems, Inc.:
5.5% 1/15/25 (d)	100,000	102,500
7.5% 4/15/25 (d)	250,000	259,298
TransDigm, Inc.:
5.5% 11/15/27	1,335,000	1,341,675
6.25% 3/15/26 (d)	515,000	531,738
7.5% 3/15/27	25,000	25,942
		3,268,835
Air Transportation - 1.3%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)	800,000	819,000
United Airlines, Inc. 4.375% 4/15/26 (d)	600,000	595,560
Western Global Airlines LLC 10.375% 8/15/25 (d)	250,000	276,550
		1,691,110
Automotive & Auto Parts - 1.8%
Ford Motor Credit Co. LLC:
2.3% 2/10/25	540,000	529,427
3.375% 11/13/25	400,000	400,448
4.25% 9/20/22	600,000	607,988
4.687% 6/9/25	455,000	473,181
5.125% 6/16/25	250,000	262,813
Real Hero Merger Sub 2 6.25% 2/1/29 (d)	30,000	29,378
		2,303,235
Banks & Thrifts - 2.0%
Ally Financial, Inc.:
3.875% 5/21/24	970,000	1,007,626
5.75% 11/20/25	895,000	985,335
First Citizens Bank & Trust Co. 4.75% 2/16/24	500,000	528,964
		2,521,925
Broadcasting - 0.8%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	410,000	189,625
Sirius XM Radio, Inc. 3.125% 9/1/26 (d)	495,000	474,606
Univision Communications, Inc. 6.625% 6/1/27 (d)	375,000	395,574
		1,059,805
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	245,000	246,757
Global Infrastructure Solutions, Inc. 5.625% 6/1/29 (d)	185,000	185,675
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	95,000	91,824
6.125% 7/1/29 (d)	55,000	53,900
		578,156
Cable/Satellite TV - 7.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4% 3/1/23 (d)	3,315,000	3,298,405
CSC Holdings LLC 5.875% 9/15/22	2,145,000	2,179,856
DISH DBS Corp.:
5.25% 12/1/26 (d)	300,000	291,000
5.875% 7/15/22	1,260,000	1,275,870
5.875% 11/15/24	1,100,000	1,109,625
7.75% 7/1/26	650,000	668,922
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (d)	595,000	572,795
		9,396,473
Capital Goods - 0.5%
Mueller Water Products, Inc. 4% 6/15/29 (d)	135,000	132,300
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	525,000	531,563
		663,863
Chemicals - 2.2%
Cerdia Finanz GmbH 10.5% 2/15/27 (d)(e)	130,000	127,563
CF Industries Holdings, Inc. 3.45% 6/1/23	537,000	548,696
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (d)	250,000	245,000
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25% 12/15/25 (d)	300,000	309,000
LSB Industries, Inc. 6.25% 10/15/28 (d)	490,000	497,350
NOVA Chemicals Corp.:
4.875% 6/1/24 (d)	300,000	306,000
5% 5/1/25 (d)	400,000	403,200
SPCM SA 3.125% 3/15/27 (d)	395,000	377,225
		2,814,034
Consumer Products - 1.0%
Coty, Inc. 5% 4/15/26 (d)	200,000	200,796
Gannett Holdings LLC 6% 11/1/26 (d)	75,000	75,938
Mattel, Inc. 5.875% 12/15/27 (d)	210,000	223,125
Newell Brands, Inc. 4.7% 4/1/26	800,000	837,832
		1,337,691
Containers - 2.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (d)	610,000	605,242
5.25% 8/15/27 (d)	500,000	490,000
Ball Corp.:
4% 11/15/23	400,000	412,432
5.25% 7/1/25	400,000	430,000
Berry Global, Inc. 4.875% 7/15/26 (d)	175,000	179,156
Flex Acquisition Co., Inc. 7.875% 7/15/26 (d)	110,000	113,438
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	220,000	221,786
8.5% 8/15/27 (d)	450,000	464,130
		2,916,184
Diversified Financial Services - 5.2%
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)	75,000	71,513
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)	225,000	226,125
Freedom Mortgage Corp. 6.625% 1/15/27 (d)	250,000	232,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	1,840,000	1,866,459
5.25% 5/15/27	535,000	537,006
Navient Corp.:
6.125% 3/25/24	1,000,000	1,041,500
6.75% 6/15/26	250,000	263,750
OneMain Finance Corp.:
3.5% 1/15/27	235,000	223,838
3.875% 9/15/28	245,000	228,176
6.125% 3/15/24	750,000	785,625
6.875% 3/15/25	1,090,000	1,182,650
		6,658,842
Diversified Media - 0.5%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	660,000	655,050
Energy - 15.6%
Antero Resources Corp. 5% 3/1/25	350,000	354,302
Apache Corp. 4.625% 11/15/25	300,000	312,972
Berry Petroleum Co. LLC 7% 2/15/26 (d)	100,000	100,248
Buckeye Partners LP 4.125% 3/1/25 (d)	400,000	397,739
California Resources Corp. 7.125% 2/1/26 (d)	250,000	259,860
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (d)	10,000	10,775
Chesapeake Energy Corp. 5.5% 2/1/26 (d)	505,000	520,504
Citgo Holding, Inc. 9.25% 8/1/24 (d)	350,000	349,542
Citgo Petroleum Corp. 6.375% 6/15/26 (d)	450,000	447,750
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)	70,000	71,138
Comstock Resources, Inc.:
6.75% 3/1/29 (d)	120,000	123,455
7.5% 5/15/25 (d)	83,000	84,428
Continental Resources, Inc.:
2.268% 11/15/26 (d)	300,000	289,940
4.5% 4/15/23	300,000	307,287
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (d)	860,000	866,450
CrownRock LP/CrownRock Finance, Inc. 5.625% 10/15/25 (d)	400,000	402,988
CVR Energy, Inc. 5.25% 2/15/25 (d)	315,000	303,975
DCP Midstream Operating LP 5.375% 7/15/25	1,400,000	1,473,850
Delek Logistics Partners LP 7.125% 6/1/28 (d)	80,000	81,160
DT Midstream, Inc. 4.125% 6/15/29 (d)	125,000	123,311
Energy Ventures GoM LLC / EnVen Finance Corp. 11.75% 4/15/26 (d)	96,000	99,360
EnLink Midstream Partners LP 4.85% 7/15/26	400,000	410,835
EQM Midstream Partners LP 6% 7/1/25 (d)	400,000	413,000
EQT Corp. 3.125% 5/15/26 (d)	500,000	488,750
Genesis Energy LP/Genesis Energy Finance Corp. 8% 1/15/27	145,000	145,925
Gulfport Energy Corp. 8% 5/17/26	100,000	107,470
Hess Midstream Partners LP 5.625% 2/15/26 (d)	150,000	153,000
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (d)	300,000	306,750
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(f)	135,000	0
Murphy Oil Corp. 5.75% 8/15/25	300,000	304,500
Nabors Industries, Inc. 5.75% 2/1/25	250,000	231,250
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	215,000	201,025
6.75% 9/15/25 (d)	650,000	615,875
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	650,000	660,400
NuStar Logistics LP 6% 6/1/26	400,000	419,548
Oasis Petroleum, Inc. 6.375% 6/1/26 (d)	100,000	102,718
Occidental Petroleum Corp.:
3.2% 8/15/26	500,000	491,250
3.4% 4/15/26	400,000	395,000
5.875% 9/1/25	2,250,000	2,404,688
6.95% 7/1/24	900,000	981,000
PBF Holding Co. LLC/PBF Finance Corp.:
7.25% 6/15/25	350,000	277,709
9.25% 5/15/25 (d)	700,000	682,500
PDC Energy, Inc. 5.75% 5/15/26	250,000	254,525
Precision Drilling Corp. 7.125% 1/15/26 (d)	160,000	160,800
Range Resources Corp.:
4.875% 5/15/25	250,000	254,789
9.25% 2/1/26	250,000	267,345
SM Energy Co. 10% 1/15/25 (d)	1,000,000	1,087,500
Southwestern Energy Co. 5.95% 1/23/25 (g)	28,000	29,608
Sunnova Energy Corp. 5.875% 9/1/26 (d)	210,000	202,583
Sunoco LP/Sunoco Finance Corp.:
5.875% 3/15/28	60,000	62,209
6% 4/15/27	10,000	10,319
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4% 1/15/32 (d)	150,000	149,310
Transocean Proteus Ltd. 6.25% 12/1/24 (d)	317,500	314,325
Western Gas Partners LP 4.65% 7/1/26	500,000	523,305
		20,090,845
Food & Drug Retail - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.25% 3/15/26 (d)	750,000	727,148
Food/Beverage/Tobacco - 2.3%
Kraft Heinz Foods Co. 3% 6/1/26	500,000	505,190
Performance Food Group, Inc. 4.25% 8/1/29 (d)	70,000	65,682
Post Holdings, Inc.:
5.625% 1/15/28 (d)	125,000	128,353
5.75% 3/1/27 (d)	1,700,000	1,746,750
Turning Point Brands, Inc. 5.625% 2/15/26 (d)	100,000	99,500
U.S. Foods, Inc. 6.25% 4/15/25 (d)	275,000	284,257
United Natural Foods, Inc. 6.75% 10/15/28 (d)	95,000	100,819
		2,930,551
Gaming - 6.4%
Affinity Gaming LLC 6.875% 12/15/27 (d)	30,000	30,450
Caesars Entertainment, Inc. 6.25% 7/1/25 (d)	750,000	776,078
Caesars Resort Collection LLC 5.75% 7/1/25 (d)	495,000	509,702
Golden Nugget, Inc. 6.75% 10/15/24 (d)	800,000	800,080
International Game Technology PLC:
4.125% 4/15/26 (d)	200,000	200,500
6.5% 2/15/25 (d)	250,000	266,056
Melco Resorts Finance Ltd. 5.25% 4/26/26 (d)	1,000,000	975,000
MGM Growth Properties Operating Partnership LP:
4.625% 6/15/25 (d)	300,000	313,500
5.625% 5/1/24	1,000,000	1,057,500
MGM Resorts International 6% 3/15/23	1,000,000	1,032,500
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (d)	95,000	94,050
Scientific Games Corp. 5% 10/15/25 (d)	200,000	204,145
Studio City Finance Ltd. 5% 1/15/29 (d)	225,000	194,597
VICI Properties, Inc. 3.5% 2/15/25 (d)	715,000	712,110
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (d)	500,000	500,000
5.5% 3/1/25 (d)	500,000	502,645
		8,168,913
Healthcare - 5.8%
Bausch Health Companies, Inc. 4.875% 6/1/28 (d)	165,000	156,394
Community Health Systems, Inc.:
5.625% 3/15/27 (d)	1,050,000	1,055,681
6.875% 4/15/29 (d)	120,000	118,650
Encompass Health Corp. 5.125% 3/15/23	85,000	84,894
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	200,000	199,000
HCA Holdings, Inc. 5.875% 2/15/26	1,750,000	1,904,893
Owens & Minor, Inc. 4.5% 3/31/29 (d)	65,000	63,143
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	200,000	194,294
Tenet Healthcare Corp.:
4.625% 7/15/24	86,000	86,342
5.125% 11/1/27 (d)	500,000	501,105
6.75% 6/15/23	1,165,000	1,220,180
Valeant Pharmaceuticals International, Inc. 9.25% 4/1/26 (d)	1,830,000	1,884,534
Vizient, Inc. 6.25% 5/15/27 (d)	20,000	20,500
		7,489,610
Homebuilders/Real Estate - 1.6%
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 5.75% 5/15/26 (d)	250,000	250,000
Kennedy-Wilson, Inc. 4.75% 2/1/30	185,000	181,763
Railworks Holdings LP 8.25% 11/15/28 (d)	230,000	238,510
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (d)	50,000	49,115
7.625% 6/15/25 (d)	200,000	212,160
Service Properties Trust:
4.35% 10/1/24	400,000	382,080
7.5% 9/15/25	700,000	737,681
		2,051,309
Hotels - 0.1%
Hilton Grand Vacations Borrower Escrow LLC 5% 6/1/29 (d)	125,000	124,375
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (d)	185,000	175,750
7% 11/15/25 (d)	20,000	19,966
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (d)	30,000	29,651
AmWINS Group, Inc. 4.875% 6/30/29 (d)	70,000	68,513
Enact Holdings, Inc. 6.5% 8/15/25 (d)	200,000	211,636
		505,516
Leisure - 2.7%
Carnival Corp. 7.625% 3/1/26 (d)	1,000,000	1,020,000
NCL Corp. Ltd. 5.875% 3/15/26 (d)	400,000	381,000
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (d)	120,000	115,968
5.5% 8/31/26 (d)	885,000	862,875
9.125% 6/15/23 (d)	750,000	790,125
Viking Cruises Ltd. 13% 5/15/25 (d)	235,000	262,613
		3,432,581
Metals/Mining - 1.2%
First Quantum Minerals Ltd.:
6.875% 3/1/26 (d)	750,000	774,375
7.25% 4/1/23 (d)	329,000	331,673
Howmet Aerospace, Inc.:
5.125% 10/1/24	250,000	261,250
6.875% 5/1/25	8,000	8,845
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	55,000	54,143
Novelis Corp. 3.25% 11/15/26 (d)	150,000	145,305
		1,575,591
Restaurants - 2.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (d)	300,000	292,455
5.75% 4/15/25 (d)	1,000,000	1,033,750
Yum! Brands, Inc.:
3.875% 11/1/23	1,225,000	1,258,688
7.75% 4/1/25 (d)	500,000	523,850
		3,108,743
Services - 2.9%
Aramark Services, Inc. 5% 4/1/25 (d)	1,300,000	1,317,160
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	1,106,000	1,039,640
CoreCivic, Inc. 8.25% 4/15/26	250,000	261,250
Diebold Nixdorf, Inc. 9.375% 7/15/25 (d)	100,000	105,038
Life Time, Inc. 5.75% 1/15/26 (d)	125,000	125,500
PowerTeam Services LLC 9.033% 12/4/25 (d)	120,000	122,700
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (d)	350,000	362,740
Sabre GLBL, Inc. 7.375% 9/1/25 (d)	200,000	205,000
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	240,000	243,000
		3,782,028
Steel - 0.1%
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)	150,000	153,750
Super Retail - 2.4%
At Home Group, Inc. 4.875% 7/15/28 (d)	60,000	57,342
Bath & Body Works, Inc. 7.5% 6/15/29	115,000	125,569
Carvana Co. 5.5% 4/15/27 (d)	200,000	186,280
EG Global Finance PLC 6.75% 2/7/25 (d)	700,000	697,638
Hanesbrands, Inc. 4.875% 5/15/26 (d)	400,000	414,500
Macy's Retail Holdings LLC 3.625% 6/1/24	60,000	60,917
Netflix, Inc. 5.75% 3/1/24	1,000,000	1,075,130
Rent-A-Center, Inc. 6.375% 2/15/29 (d)	30,000	30,825
Staples, Inc. 7.5% 4/15/26 (d)	400,000	394,500
		3,042,701
Technology - 2.4%
Austin BidCo, Inc. 7.125% 12/15/28 (d)	50,000	50,750
CommScope, Inc.:
4.75% 9/1/29 (d)	195,000	186,796
6% 3/1/26 (d)	600,000	607,644
MicroStrategy, Inc. 6.125% 6/15/28 (d)	85,000	81,175
MoneyGram International, Inc. 5.375% 8/1/26 (d)	250,000	257,478
Sensata Technologies BV:
4.875% 10/15/23 (d)	155,000	158,875
5% 10/1/25 (d)	1,300,000	1,369,875
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)	400,000	408,000
		3,120,593
Telecommunications - 8.7%
Altice France SA 8.125% 2/1/27 (d)	160,000	169,158
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	25,000	25,969
Consolidated Communications, Inc. 5% 10/1/28 (d)	60,000	58,137
Intelsat Jackson Holdings SA 8% 2/15/24 (d)	955,000	968,131
Lumen Technologies, Inc.:
4% 2/15/27 (d)	1,000,000	959,380
5.625% 4/1/25	200,000	206,612
6.75% 12/1/23	600,000	636,000
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (d)	95,000	90,488
Sable International Finance Ltd. 5.75% 9/7/27 (d)	902,000	920,040
Sabre GLBL, Inc. 9.25% 4/15/25 (d)	200,000	224,612
Sprint Corp. 7.875% 9/15/23	2,280,000	2,462,400
T-Mobile U.S.A., Inc.:
2.25% 2/15/26 (d)	810,000	780,638
2.625% 4/15/26	320,000	313,386
3.375% 4/15/29 (d)	230,000	225,244
Telecom Italia SpA 5.303% 5/30/24 (d)	1,300,000	1,341,711
Uniti Group, Inc. 7.875% 2/15/25 (d)	1,705,000	1,775,758
		11,157,664
Transportation Ex Air/Rail - 0.1%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	70,000	71,575
Utilities - 4.1%
Global Partners LP/GLP Finance Corp. 7% 8/1/27	62,000	64,015
InterGen NV 7% 6/30/23 (d)	200,000	196,000
NextEra Energy Partners LP 4.25% 9/15/24 (d)	41,000	42,281
NRG Energy, Inc. 5.25% 6/15/29 (d)	1,025,000	1,054,725
PG&E Corp. 5% 7/1/28	1,210,000	1,210,000
Solaris Midstream Holdings LLC 7.625% 4/1/26 (d)	120,000	123,916
TerraForm Power Operating LLC 4.25% 1/31/23 (d)	1,350,000	1,357,209
Vertiv Group Corp. 4.125% 11/15/28 (d)	335,000	326,461
Vistra Operations Co. LLC:
5% 7/31/27 (d)	225,000	226,778
5.625% 2/15/27 (d)	705,000	719,121
		5,320,506
TOTAL NONCONVERTIBLE BONDS		112,719,202
TOTAL CORPORATE BONDS (Cost $114,620,342)		113,342,589

Common Stocks - 0.1%
	Shares	Value ($)
Diversified Financial Services - 0.0%
Axis Energy Services, LLC Class A (c)	389	125
Energy - 0.1%
California Resources Corp. warrants 10/27/24	2	30
Forbes Energy Services Ltd. (h)	6,468	1
Mesquite Energy, Inc. (c)(h)	1,922	69,166
TOTAL ENERGY		69,197
TOTAL COMMON STOCKS (Cost $336,475)		69,322

Bank Loan Obligations - 10.6%
	Principal Amount (a)	Value ($)
Broadcasting - 0.1%
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 8/24/26 (g)(i)(j)	198,982	80,671
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5/21/28 (g)(i)(j)(k)	60,000	59,888
TOTAL BROADCASTING		140,559
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (g)(i)(j)	184,075	182,891
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (g)(i)(j)	54,725	54,641
TOTAL BUILDING MATERIALS		237,532
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (c)(g)(i)(j)	288,550	283,500
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/9/28 (g)(i)(j)	30,000	29,944
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/16/27 (g)(i)(j)	32,776	32,501
W.R. Grace Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/22/28 (g)(i)(j)	25,000	25,000
TOTAL CHEMICALS		370,945
Consumer Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/17/28 (g)(i)(j)	24,938	24,911
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 9/29/28 (g)(i)(j)	20,000	19,931
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (g)(i)(j)	39,800	39,203
TOTAL CONSUMER PRODUCTS		84,045
Containers - 0.5%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2144% 6/29/25 (g)(i)(j)	693,867	689,766
Diversified Financial Services - 0.3%
Broadstreet Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.105% 1/27/27 (g)(i)(j)	347,348	343,153
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/21/28 (g)(i)(j)	9,975	9,948
TOTAL DIVERSIFIED FINANCIAL SERVICES		353,101
Energy - 0.0%
DT Midstream, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.5% 6/12/28 (g)(i)(j)	39,800	39,949
Forbes Energy Services LLC Tranche B, term loan 0% 4/13/21 (c)(f)(g)(j)(k)	60,604	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(f)(g)(i)(j)(k)	35,876	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(f)(g)(i)(j)(k)	15,000	0
TOTAL ENERGY		39,949
Environmental - 0.5%
LRS Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 8/31/28 (g)(i)(j)	700,000	700,000
Food/Beverage/Tobacco - 0.0%
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/31/28 (g)(i)(j)	54,725	54,265
Gaming - 0.5%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (g)(i)(j)	256,209	255,489
Golden Nugget LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (g)(i)(j)	289,078	289,861
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 1/13/29 (g)(i)(j)	35,000	35,102
TOTAL GAMING		580,452
Healthcare - 1.1%
Confluent Health LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 11/30/28 (g)(i)(j)	12,345	12,294
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 11/30/28 (g)(i)(j)(l)	2,655	2,644
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (g)(i)(j)	19,900	19,883
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (g)(i)(j)	54,725	54,718
Medical Solutions Holdings, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/1/28 (g)(i)(j)	336,000	335,318
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 11/1/28 (g)(i)(j)(l)	64,000	63,870
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 9/30/28 (g)(i)(j)	115,000	114,479
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (g)(i)(j)	125,342	125,122
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/30/27 (g)(i)(j)	14,962	14,947
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/15/28 (g)(i)(j)	60,000	59,972
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.7538% 4/23/28 (g)(i)(j)	348,250	347,379
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 10/1/28 (g)(i)(j)	29,925	29,841
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1043% 6/13/26 (g)(i)(j)	167,294	164,967
TOTAL HEALTHCARE		1,345,434
Hotels - 0.0%
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/2/28 (g)(i)(j)	49,875	49,761
Insurance - 0.6%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.355% 5/10/25 (g)(i)(j)	297,686	294,778
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/6/27 (g)(i)(j)	104,738	104,542
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.605% 2/13/27 (g)(i)(j)	347,342	344,792
TOTAL INSURANCE		744,112
Leisure - 0.3%
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 5/28/28 (g)(i)(j)	398,000	396,364
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 5/12/28 (g)(i)(j)	24,875	24,828
TOTAL LEISURE		421,192
Services - 0.8%
ABG Intermediate Holdings 2 LLC:
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (g)(i)(j)(k)	5,970	5,952
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/31/29 (g)(i)(j)(k)	38,060	37,941
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (g)(i)(j)(k)	5,970	5,952
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (g)(i)(j)	19,950	19,887
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 6.25% 12/10/29 (g)(i)(j)	20,000	20,094
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/10/28 (g)(i)(j)	185,000	184,769
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/30/28 (g)(i)(j)	14,963	14,966
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 6/2/28 (g)(i)(j)	49,875	49,563
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (g)(i)(j)	645,125	644,538
TOTAL SERVICES		983,662
Super Retail - 1.1%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (g)(i)(j)	894,758	893,827
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (g)(i)(j)	498,747	487,216
TOTAL SUPER RETAIL		1,381,043
Technology - 1.7%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (g)(i)(j)	10,156	10,151
Aptean, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 4/23/27 (g)(i)(j)	200,000	198,750
athenahealth, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/27/29 (g)(i)(j)(k)	333,478	331,881
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/27/29 (g)(i)(j)(k)	56,522	56,251
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (g)(i)(j)	80,000	80,400
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 3/31/28 (g)(i)(j)	14,925	14,929
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 1/31/24 (g)(i)(j)	396,867	396,371
Maverick Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 5/18/28 (g)(i)(j)	299,250	299,124
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (g)(i)(j)	347,375	347,563
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (g)(i)(j)	397,000	392,863
TOTAL TECHNOLOGY		2,128,283
Telecommunications - 2.0%
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (g)(i)(j)	346,491	345,279
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/2/27 (g)(i)(j)	700,000	697,592
Intelsat Jackson Holdings SA:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 1/27/29 (g)(i)(j)(k)	500,000	497,250
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (g)(i)(j)(l)	581,208	581,208
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.863% 4/30/27 (g)(i)(j)	153,838	153,107
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (g)(i)(j)	347,323	347,844
TOTAL TELECOMMUNICATIONS		2,622,280
Textiles/Apparel - 0.2%
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/14/28 (g)(i)(j)	298,500	297,754
Utilities - 0.3%
Limetree Bay Terminals LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (g)(i)(j)	61,987	53,616
Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (g)(i)(j)	396,875	343,285
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (g)(i)(j)	24,749	24,254
TOTAL UTILITIES		421,155
TOTAL BANK LOAN OBLIGATIONS (Cost $13,814,380)		13,645,290

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (m) (Cost $1,882,427)	1,882,089	1,882,466

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $130,653,624)	128,939,667
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(321,847)
NET ASSETS - 100.0%	128,617,820

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $134,967 or 0.1% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,806,795 or 52.7% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Non-income producing - Security is in default.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Non-income producing
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $163,523 and $163,412, respectively.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	26,231
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	15,159

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	8,444,980	80,639,370	87,201,884	3,733	-	-	1,882,466	0.0%
Total	8,444,980	80,639,370	87,201,884	3,733	-	-	1,882,466

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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